INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 57,564	$ 54,093
Research and development	10,098	9,298
Accrued social benefits and other	1,456	874
Property and equipment	(11)	(46)
Deferred tax asset before valuation allowance	69,107	64,219
Valuation allowance	(69,107)	(64,219)
Net deferred tax asset